Document and Entity Information	Mar. 28, 2018
Prospectus:
Document Type	497
Document Period End Date	Mar. 28, 2018
Registrant Name	ALGER GLOBAL GROWTH FUND
Central Index Key	0001219064
Amendment Flag	false
Document Creation Date	Mar. 28, 2018
Document Effective Date	Mar. 28, 2018
Prospectus Date	Mar. 01, 2018
Class A and Class C Shares | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS A
Prospectus:
Trading Symbol	CHUSX
Class A and Class C Shares | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS C
Prospectus:
Trading Symbol	CHUCX
Class I and Class Z Shares | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS I
Prospectus:
Trading Symbol	AFGIX
Class I and Class Z Shares | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS Z
Prospectus:
Trading Symbol	AFGZX